Stock-Based Compensation (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 18, 2021	Feb. 15, 2021	Aug. 08, 2018	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Sep. 15, 2020	May 01, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected volatility							0.00%
Stock-based compensation					$ 316,896		$ 1,622,335
Warrants to purchase common stock											1,500,000
Warrant exercise price											$ 1.00
Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option exercise price		$ 1.00
Expected term of option		6 years 3 months
Expected volatility		214.40%
Expected dividend rate		0.00%
Risk-free interest rate		0.54%
Stock-based compensation							$ 370,131
Fair market value of our common stock		$ 1.4
Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options term					10 years		8 years 3 months 29 days	9 years 3 months 29 days
Number of options granted					1,815		4,397,770
Exercise Price per share					$ 2.06		$ 1.08
Option exercisable term					8 years 1 month 24 days		9 years 7 months 17 days
Expected term of option							6 years 3 months
Expected dividend rate							0.00%
Stock-based compensation					$ 291,492			$ 1,023,672
Number of stock option exercisable				992,641	1,269,575		992,641
Exercise Price per share				$ 1.32			$ 1.32
Option outstanding, exercised
Unrecognized stock-based compensation				$ 4,069,865	$ 3,782,094		$ 4,069,865
Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options term							0 years
Number of options granted							600,000
Exercise Price per share							$ 1.08
Option exercisable term					9 years 2 months 15 days		9 years 9 months 29 days
Fair market value of our common stock				$ 1.08	$ 1.08		$ 1.08
Expected term of option					6 years 3 months		6 years 3 months
Expected volatility					85.00%		85.00%
Expected dividend rate					0.00%		0.00%
Risk-free interest rate					54.00%		0.54%
Stock-based compensation							$ 66,531
Number of stock option exercisable				85,938	118,752		85,938
Exercise Price per share				$ 1.32	$ 1.45		$ 1.32
Option outstanding, exercised
Unrecognized stock-based compensation				$ 397,975			$ 397,975
Number of stock option vesting	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The Board of Directors also entered into a resolution whereby 75,000 shares of our common stock underlying the performance-based options would vest immediately and 525,000 shares of our common stock underlying the performance-based option would vest ratably over a 48 month period with the first vesting date being February 1, 2021.
Performance Based Options [Member] | February Two Thousand Twenty One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock option vesting	525,000
Maximum [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fair market value of our common stock				$ 1.32			$ 1.32
Expected volatility							214.50%
Risk-free interest rate							0.84%
Minimum [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fair market value of our common stock				$ 1.08			$ 1.08
Expected volatility							85.00%
Risk-free interest rate							0.42%
Mr Bennett J Yankowitz [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options term				10 years
Number of options granted				500,000
Exercise Price per share				$ 1.08
Chief Executive Officer [Member] | Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants to purchase common stock		265,982
Warrant exercise price		$ 1.00
Warrant term		10 years
Two Thousand Eighteen Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options term			10 years
Number of common shares reserved for future issuance			2,000,000
Number of shares available for grant	6,000,000			502,230	500,415		502,230			4,000,000
Number of shares available for grant				502,430			502,430
Exercise Price per share			$ 3.00
Option exercisable term			10 years
Stock option exercise price			$ 3.00
Fair market value of our common stock			$ 4.00
Expected term of option			7 years
Expected volatility			40.00%
Expected dividend rate			0.00%
Risk-free interest rate			2.80%
Stock-based compensation					$ 0		$ 489,064	$ 0	$ 1,100,350
Amortized stock based compensation				$ 1,589,414			$ 1,589,414
Two Thousand Eighteen Plan [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock option exercisable				4,397,570			4,397,570
Option outstanding, exercised					0		0	0
Two Thousand Eighteen Plan [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation						$ 0
Option outstanding, exercised					0		0
Two Thousand Eighteen Plan [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Exercise Price per share	$ 3.00
Two Thousand Eighteen Plan [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Exercise Price per share	$ 1.08
Two Thousand Eighteen Plan [Member] | Mr Bennett J Yankowitz [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of options granted			500,000
Two Thousand Eighteen Plan [Member] | Mr Bennett J Yankowitz [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock option exercisable				500,000			500,000
Two Thousand Eighteen Plan [Member] | Mr Hall [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock option exercisable				600,000			600,000
Two Thousand Eighteen Plan [Member] | Rohan Hall [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock option exercisable					600,000
Two Thousand Eighteen [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of common shares reserved for future issuance				502,230	500,415		502,230
Exercise Price per share					$ 1.45
Two Thousand Eighteen [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 25,404
Unrecognized stock-based compensation					$ 372,571
Two Thousand Eighteen [Member] | Service Based Stock Options To Employees And Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock option exercisable					4,899,585
Two Thousand Eighteen [Member] | Service Based Stock Options To Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of stock option exercisable					1,815